Crypto assets (Details 1) - Exascale Labs Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Crypto Asset, Holding [Line Items]
Revenue	$ 3,754,586	$ 1,862,158	$ 10,561,331	$ 4,475,885	$ 7,015,512	$ 1,319,115
Digital assets and USDC [Member]
Crypto Asset, Holding [Line Items]
Revenue			(1,197,326)
Other current assets			(1,452,102)
Cost and expenses			969,399
Interest income			(1,138)
Total operating activities settled in digital assets and USDC			$ (1,681,167)